Stock-Based Compensation - Profits Interest Units and Noncontrolling Partnership Interests in the WeWork Partnership Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Oct. 31, 2019	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 24, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants					$ 0
Restructuring and other related costs					433,811	$ 206,703	$ 329,221
Employee Termination Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restructuring and other related costs				$ 102,000	$ 28,198	$ 191,582
2019 Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		$ 1,500,000
WeWork Partnerships Profits Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			39,116,872		0
Granted (in usd per share)			$ 63.30		$ 0
Awards granted, weighted-average per-unit preference amount (in usd per share)			$ 16.87		$ 0
Vested and expected to vest (in shares)					42,057
Vested and expected to vest (in usd per share)					$ 59.65
Awards forfeited (in shares)					856,235
Vested awards outstanding (in shares)					42,057
Unrecognized stock-based compensation expense, other awards					$ 0
WeWork Partnerships Profits Interest Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			35,090,905
Vested and expected to vest (in shares)		649,831						649,831
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								34,441,074
Vested and expected to vest (in usd per share)	$ 10.38	$ 23.23						$ 77.90
Awards vested, per-unit catch-up base amount (in usd per share)	$ 0	$ 23.23						46.43
Awards modified (in shares)	19,896,032
Awards forfeited (in shares)		15,194,872
Awards vested (in shares)	12,896,795
WeWork Partnerships Profits Interest Units | Chief Executive Officer | Share Based Compensation, Award Modification One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest (in usd per share)		$ 23.23						77.90
Awards vested, per-unit catch-up base amount (in usd per share)		$ 23.23						46.43
Awards modified (in shares)		6,349,406
WeWork Partnerships Profits Interest Units | Chief Executive Officer | Share Based Compensation, Award Modification Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest (in usd per share)		$ 25.48						59.65
Awards vested, per-unit catch-up base amount (in usd per share)		$ 25.48						$ 46.43
Awards modified (in shares)		12,896,795
Award vesting period		2 years
WeWork Partnerships Profits Interest Units | Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0	813,422
Award vesting period					7 years